Borrowings - Borrowings by Major Currency (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 407,160	¥ 465,275
RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	291,087	332,383
US Dollar [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	106,821	124,312
Other currency [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 9,252	¥ 8,580